Net income per ordinary share	12 Months Ended
Dec. 31, 2023
Net income per ordinary share
Net income per ordinary share

21.Net income per ordinary share

Basic net income per ordinary share is the amount of net income available to each share of ordinary shares outstanding during the reporting period, computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury stock.

Diluted net income per ordinary share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares. For the calculation of diluted net income per ordinary share, net income attributable to ordinary shareholders for basic net income per ordinary share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method.

Pursuant to the Second Reorganization Agreements, the Company effected a share split by issuing additional 143,681,555 shares to Relx Inc. on November 25, 2020. On January 11, 2021, the Company effected a share split to subdivide each of its authorized ordinary shares into ten ordinary shares (Refer to Note 1(b)(iii)). The effects of the share splits in November 2020 and January 2021 were retrospectively presented on January 2, 2018 (date of inception), including in calculating the net income per ordinary share.

21.Net income per ordinary share (Continued)

For the years ended December 31, 2021, 2022 and 2023, the basic and diluted net income per ordinary share reflecting the effects of the share splits are presented as follows.

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Numerator:
Net income attributable to RLX Technology Inc.	2,024,713	1,441,219	534,328
Numerator for basic and diluted net income per ordinary share	2,024,713	1,441,219	534,328
Denominator:
Weighted average number of ordinary shares(i)	1,401,371,494	1,319,732,802	1,311,401,901
Denominator used for net income per ordinary share - basic	1,401,371,494	1,319,732,802	1,311,401,901
Adjustments for dilutive options and RSUs	8,319,385	8,411,290	29,043,752
Denominator for net income per ordinary share - diluted	1,409,690,879	1,328,144,092	1,340,445,653
Net income per ordinary share
- Basic	1.445	1.092	0.407
- Diluted	1.436	1.085	0.399